Pension and other post-retirement benefits - Mortality tables and life expectancies (Details 9) - year	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefit plan, Disclosure
Assumptions pertaining to mortality tables	The BVG 2015 tables were used, which included proposed CMI projections in 2016 and final CMI projections in 2017, with a long-term rate of improvement of 1.25% per annum. 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included proposed CMI projections in 2016 and final CMI projections in 2017, with a long-term rate of improvement of 1.5% per annum.
Number of years in which mortality tables are reviewed	5 years
BVG 2015 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.25%
RP-2014 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.50%
Switzerland | BVG 2015 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.6	21.2
Life expectancy rate at age 65, Female	23.5	23.0
Switzerland | BVG 2015 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.1	22.4
Life expectancy rate at age 65, Female	25.1	24.4
UK | SAPS S2 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.8	24.0
Life expectancy rate at age 65, Female	24.8	25.1
UK | SAPS S2 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	25.4	25.5
Life expectancy rate at age 65, Female	26.6	26.8
US | RP-2014 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.5	21.4
Life expectancy rate at age 65, Female	23.3	23.3
US | RP-2014 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	22.7	22.6
Life expectancy rate at age 65, Female	24.4	24.4
Bank
Defined benefit plan, Disclosure
Assumptions pertaining to mortality tables	95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included proposed CMI projections with a long-term rate of improvement of 1.5% per annum.
Bank | Switzerland | BVG 2015 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.50%
Bank | UK | SAPS S2 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.8	24.0
Life expectancy rate at age 65, Female	24.8	25.1
Bank | UK | SAPS S2 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	25.4	25.5
Life expectancy rate at age 65, Female	26.6	26.8
Bank | US | RP-2014 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.5	21.4
Life expectancy rate at age 65, Female	23.3	23.3
Bank | US | RP-2014 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	22.7	22.6
Life expectancy rate at age 65, Female	24.4	24.4